Trade and Other Payables	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other payables [text block] [Abstract]
Disclosure of trade and other payables [text block]
13.	Trade and other payables

This item comprised the following:

	2019	2018
	S/(000)	S/(000)

Trade payables	84,894	68,066
Dividends payable, note 17(g)	52,523	19,331
Remuneration payable	18,007	15,605
Interest payable	24,809	10,390
Taxes and contributions	12,047	8,715
Board of Directors’ fees	5,917	6,167
Hedge finance cost payable	5,922	6,033
Guarantee deposits	5,799	4,332
Advances from customers	11,775	5,536
Account payable to the principal and affiliates, note 26	1,772	209
Accounts payable related to the acquisition of property, plant and equipment, note 10(f)	8,698	4,627
Other accounts payable	5,136	5,554

	237,299	154,565

Trade accounts payable result from the purchases of material, services and supplies for the Group’s operations, and mainly corresponded to invoices payable to domestic suppliers. These invoices are non-interest bearing and are normally settled in 60 to 120 days.

Other payables are non-interest bearing and have an average term of 3 months.

Interest payable is normally settled semiannually throughout the financial year.